Other long-term liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other long-term liabilities	Other long-term liabilities:

As at	Dec 31 2020	Dec 31 2019
Cash flow hedges (note 19)	$180,798	$195,124
Share-based compensation liability (note 14)	71,913	18,382
Defined benefit pension plans (note 21)	36,646	28,121
Site restoration costs	31,941	31,092
Land mortgage	29,430	29,849
Government grant construction obligation	—	3,173
Other	3,915	6,582
	354,643	312,323
Less current maturities	(27,152)	(26,252)
	$327,491	$286,071
Site restoration costs:
The Company has accrued liabilities related to the decommissioning and reclamation of its methanol production sites and oil and gas properties. Because of uncertainties in estimating the amount and timing of the expenditures related to the sites, actual results could differ from the amounts estimated. As at December 31, 2020, the total undiscounted amount of estimated cash flows required to settle the liabilities was $35.5 million (2019 - $38.1 million). The movement in the provision during the year is explained as follows:

	2020	2019
Balance at January 1	$31,092	$27,638
New or revised provisions	423	2,638
Accretion expense	426	816
Balance at December 31	$31,941	$31,092